Investment in equity securities at fair value (Tables)	12 Months Ended
Mar. 31, 2019
Investment in equity securities at fair value
Schedule of listed equity securities

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Listed equity securities
Cordlife Group Limited - listed on Singapore Exchange	91,632	49,270	7,341
Listed fund investment	62,250	58,092	8,656
	153,882	107,362	15,997